Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 14, 2024	Jun. 30, 2024	Dec. 31, 2023
Convertible Series C Preferred stock			50,000
Subscription received in cash			$ 165,000
Description of subscription agreement			signed with investors at prices of $2.40 and $6.00 per share
Common stock share issued for consultants services			600,000
Number of preferred shares transaction for stock payable			108,333
July And August 2024 [Member]
Issuance of convertible notes		$ 1,171,000
Issuance of warrant		$ 1,171,000
Convertible Notes [Member] | Subsequent Event [Member]
Term of maturity	12 months
Interest rate annually	10.00%
Conversion price description	(i) $0.40 or (ii) a 30% discount to the price of shares issued in connection with a Qualified Financing
Exercise price	$ 0.50
Expiry period of warrant after issuance	5 years
Proceeds from advance for issuance of warrants	$ 695,000
Debt and Accrued Interest [Member]
Common stock share conversion			456,762
Director [Member]
Common stock share issued			250,000
MFB Board [Member]
Common stock share issued for advisory fees			1,150,000
consultants [Member]
Common stock share issued for consultants services			1,900,000
Chief Executive Officer [Member]
Common stock share cancelled			65,000,000
Consultants [Member] | Series C Preferred Shares [Member]
Common stock share issued for consultants services			40,000